Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and the Board have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Seneca Bancorp’s insider trading policy. Consequently, we have not granted, and do not expect to grant, any stock options to any named executive officers within four business days preceding or one business after the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation. We did not grant any stock options to our executive officers, including the named executive officers, during the year ended December 31, 2025.

Award Timing Method	The Compensation Committee and the Board have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Seneca Bancorp’s insider trading policy. Consequently, we have not granted, and do not expect to grant, any stock options to any named executive officers within four business days preceding or one business after the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false